Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Aug. 03, 2017 $ / shares	Aug. 02, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Mar. 27, 2016	Dec. 31, 2015 CNY (¥)	Feb. 02, 2015 $ / shares
Defined Benefit Plan Disclosure [Line Items]
Ownership percentage	100.00%						100.00%
Share price | $ / shares													$ 1.88
Accounts receivable	$ 6,050,495		$ 2,637,236
Related parties	$ 0		53,833
Land use rights estimated useful life	50 years	50 years
Government grants recognized	$ 48,700		1,721,000		$ 61,000		¥ 3,289,975			¥ 11,432,000		¥ 380,000
Other income	1,751,000	¥ 11,632,000		¥ 11,432,000		¥ 200,000
Deferred income	0		26,000
Other comprehensive income	$ 0
Subsidiary description	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Research and development	$ 1,355,648		622,051		434,974
Advertising costs	1,519		7,931		8,816
Shipping and handling costs	14,178		11,663		$ 41,002
Deferred cost of revenue	2,547,580
IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Share price | $ / shares								$ 5
Escrow deposit									$ 500,000
Newater Hk [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership percentage			100.00%							100.00%
Deferred income | ¥							180
Jinzheng [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership percentage			100.00%							100.00%	100.00%		20.00%
Government grants recognized | ¥							¥ 3,289,975
Other comprehensive income	$ 180,000			¥ 200,000
Subsidiary description
●	RMB 300,000 as Jinzheng successfully applied for the subsidy of innovation-driven development (“RMB 300K Subsidy”).

●	RMB 2,594,000 as Jinzheng successfully applied for the subsidy of special membrane project (“RMB 2.6M Subsidy”).

●	RMB 200,000 as Jinzheng was chosen as one of the Provincial Industrial Design Centers in Shandong Province.

●	RMB 100,000 as Jinzheng was chosen as the City DTRO Membrane Engineering Labor of Yantai City in Shandong Province.

●	RMB 95,975 as Jinzheng successfully applied for the subsidy on interest expense incurred by the Company for loans obtained.

●	RMB 300,000 as Jinzheng successfully applied for the subsidy of innovation-driven development (“RMB 300K Subsidy”).

●	RMB 2,594,000 as Jinzheng successfully applied for the subsidy of special membrane project (“RMB 2.6M Subsidy”).

●	RMB 200,000 as Jinzheng was chosen as one of the Provincial Industrial Design Centers in Shandong Province.

●	RMB 100,000 as Jinzheng was chosen as the City DTRO Membrane Engineering Labor of Yantai City in Shandong Province.

●	RMB 95,975 as Jinzheng successfully applied for the subsidy on interest expense incurred by the Company for loans obtained.

●

RMB 500,000 as Jinzheng successfully applied for the subsidy of university-industry cooperation and international cooperation projects (“RMB 500K Subsidy”). The recognition requirements for the RMB 500K Subsidy include research and development projects completed with higher education institutions and collaboration with foreign companies with advanced technologies.

●

RMB 1,200,000 as Jinzheng successfully applied for the subsidy of special membrane project (“RMB 1.2M Subsidy”). The recognition requirements for the RMB 1.2M Subsidy include the commencement of special membrane project in Laishan District Economic Development Area in 2016 and tax payment of certain amount in the same year.

●	RMB 9,732,000 as Jinzheng successfully applied for the high technology subsidy (“RMB 9.7M Subsidy”). There is no specific requirement for the RMB 9.7M Subsidy.

●

RMB 500,000 as Jinzheng successfully applied for the subsidy of university-industry cooperation and international cooperation projects (“RMB 500K Subsidy”). The recognition requirements for the RMB 500K Subsidy include research and development projects completed with higher education institutions and collaboration with foreign companies with advanced technologies.

●

RMB 1,200,000 as Jinzheng successfully applied for the subsidy of special membrane project (“RMB 1.2M Subsidy”). The recognition requirements for the RMB 1.2M Subsidy include the commencement of special membrane project in Laishan District Economic Development Area in 2016 and tax payment of certain amount in the same year.

●	RMB 9,732,000 as Jinzheng successfully applied for the high technology subsidy (“RMB 9.7M Subsidy”). There is no specific requirement for the RMB 9.7M Subsidy.

●	RMB 180,000 as Jinzheng’s research and development plan was chosen as one of the annual key plans of Shandong Province. (“RMB 180K Subsidy”)

●	RMB 200,000 as Jinzheng successfully applied for the subsidy of production and cooperation project of Yantai City, Laishan District. (“RMB 200K Subsidy”)

●	RMB 180,000 as Jinzheng’s research and development plan was chosen as one of the annual key plans of Shandong Province. (“RMB 180K Subsidy”)

●	RMB 200,000 as Jinzheng successfully applied for the subsidy of production and cooperation project of Yantai City, Laishan District. (“RMB 200K Subsidy”)

Research and development | ¥				¥ 200,000
Shandong Jinmo Recycled Water Resource Co., Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership percentage			100.00%							100.00%